Sales Revenue (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Income from operating leases	€ 72	€ 94	€ 0
Income from finance leases	126	240	0
Sales revenue	€ 31,265	21,107	12,025
Revenue, percentage	48.00%
Revenue from product sales	€ 30,579	20,938	10,602
Revenues from product sales, increased percentage	46.00%
Revenue from development projects	€ 686	129	1,423
XepiTM and Aktipak® [Member]
Statement Line Items [Line Items]
Revenue from product sales	822
United States [Member]
Statement Line Items [Line Items]
Revenue from product sales	€ 23,343	14,894	6,312
Revenues from product sales, increased percentage	57.00%
Revenue from development projects
Germany [Member]
Statement Line Items [Line Items]
Revenue from product sales	€ 4,633	3,307	2,674
Revenues from product sales, increased percentage	40.00%
Revenue from development projects
Europe [Member]
Statement Line Items [Line Items]
Revenue from product sales	€ 2,603	2,737	1,616
Revenues from product sales, decreased percentage	5.00%
Revenue from development projects